Net Loss Per Share Attributable to Common Stockholders - Summary of earnings per share, basic and diluted (Detail) - USD ($)		1 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Numerator:
Net loss attributable to common stockholders		$ (1,400)	$ (6,635,827)	$ (236,373)	$ (14,549,315)		$ (21,421,515)
Denominator:
Basic and diluted weighted-average common shares outstanding used in computing net loss per share attributable to common stockholders	[1],[2]	7,500,000
Basic and diluted net loss per share attributable to common stockholders		$ 0.00
Planet Labs Inc [Member]
Numerator:
Net loss attributable to common stockholders						$ (91,159,000)		$ (89,605,000)	$ (127,103,000)	$ (123,714,000)
Denominator:
Basic and diluted weighted-average common shares outstanding used in computing net loss per share attributable to common stockholders						30,264,402		28,640,817	28,863,607	27,981,802
Basic and diluted net loss per share attributable to common stockholders						$ (3.01)		$ (3.13)	$ (4.40)	$ (4.42)

[1]	On March 4, 2021, the Company effected a 1:1.2 stock split of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split (see Note 4).
[2]	This number excludes an aggregate of up to 1,125,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4).